SHARE CAPITAL (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share Capital
Outstanding - beginning of year	2,407,304	1,934,100
Outstanding - beginning of year (in CAD per share)	$ 6.64	$ 3.89
Issued	5,577,778	2,407,304
Issued (in CAD per share)	$ 3.84	$ 6.64
Forfeited	(412,000)	(9,379)
Forfeited (in CAD per share)	$ 4.50	$ 4.50
Exercised		(1,924,721)
Exercised (in CAD per share)		$ 3.89
Outstanding - end of year	7,573,082	2,407,304
Outstanding - end of year (in CAD per share)	$ 4.53	$ 6.64